Policyholder liabilities and unallocated surplus - Analysis of movements, UK and Europe (Details) - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Analysis of movements in policyholder liabilities and unallocated surplus
Policyholder liabilities on the consolidated statement of financial position, beginning balance	£ 411,243
Unallocated surplus of with-profits funds on the consolidated statement of financial position, beginning balance	16,951
Policyholder liabilities on the consolidated statement of financial position, ending balance	405,482
Unallocated surplus of with-profits funds on the consolidated statement of financial position, ending balance	17,283
Operating segments excluding intra-group amounts
Analysis of movements in policyholder liabilities and unallocated surplus
Total Beginning Balance	435,629	£ 409,714
Policyholder liabilities on the consolidated statement of financial position, beginning balance	411,211	388,996
Unallocated surplus of with-profits funds on the consolidated statement of financial position, beginning balance	16,951	14,317
Reclassification of reinsured UK annuity contracts as held for sale	(12,002)
Premiums	20,322	21,603
Surrenders	(10,946)	(10,395)
Maturities/deaths	(5,413)	(5,532)
Net flows	3,963	5,676
Shareholders' transfers post-tax	(154)	(142)
Investment-related items and other movements	(2,253)	16,626
Foreign exchange translation differences	5,154	(10,834)
Total Ending Balance	430,337	421,040
Policyholder liabilities on the consolidated statement of financial position, ending balance	405,445	398,980
Unallocated surplus of with-profits funds on the consolidated statement of financial position, ending balance	17,283	15,090
Average Policy liability	415,866	400,674
UK and Europe insurance operations | Operating segments excluding intra-group amounts
Analysis of movements in policyholder liabilities and unallocated surplus
Total Beginning Balance	181,066	169,304
Policyholder liabilities on the consolidated statement of financial position, beginning balance	167,589	157,654
Unallocated surplus of with-profits funds on the consolidated statement of financial position, beginning balance	13,477	11,650
Reclassification of reinsured UK annuity contracts as held for sale	(12,002)
Premiums	6,964	7,756
Surrenders	(3,446)	(3,816)
Maturities/deaths	(3,499)	(3,533)
Net flows	19	407
Shareholders' transfers post-tax	(127)	(115)
Investment-related items and other movements	(801)	5,214
Foreign exchange translation differences	17	130
Total Ending Balance	168,172	174,940
Policyholder liabilities on the consolidated statement of financial position, ending balance	154,655	162,853
Unallocated surplus of with-profits funds on the consolidated statement of financial position, ending balance	13,517	12,087
Average Policy liability	161,122	160,254
UK and Europe insurance operations | UK and Europe with-profits sub-funds | Operating segments excluding intra-group amounts
Analysis of movements in policyholder liabilities and unallocated surplus
Total Beginning Balance	124,699	113,146
Policyholder liabilities on the consolidated statement of financial position, beginning balance	111,222	101,496
Unallocated surplus of with-profits funds on the consolidated statement of financial position, beginning balance	13,477	11,650
Premiums	6,283	6,098
Surrenders	(2,246)	(2,316)
Maturities/deaths	(2,205)	(2,208)
Net flows	1,832	1,574
Shareholders' transfers post-tax	(127)	(115)
Switches	(89)	(91)
Investment-related items and other movements	(476)	3,805
Foreign exchange translation differences	17	130
Total Ending Balance	125,856	118,449
Policyholder liabilities on the consolidated statement of financial position, ending balance	112,339	106,362
Unallocated surplus of with-profits funds on the consolidated statement of financial position, ending balance	13,517	12,087
Average Policy liability	111,781	103,929
UK and Europe insurance operations | UK and Europe other funds and subsidiaries | Unit-linked | Operating segments excluding intra-group amounts
Analysis of movements in policyholder liabilities and unallocated surplus
Total Beginning Balance	23,145	22,119
Policyholder liabilities on the consolidated statement of financial position, beginning balance	23,145	22,119
Premiums	516	1,484
Surrenders	(1,163)	(1,472)
Maturities/deaths	(313)	(323)
Net flows	(960)	(311)
Switches	89	91
Investment-related items and other movements	(76)	1,018
Total Ending Balance	22,198	22,917
Policyholder liabilities on the consolidated statement of financial position, ending balance	22,198	22,917
Average Policy liability	22,671	22,518
UK and Europe insurance operations | UK and Europe other funds and subsidiaries | Annuity and other long term business | Operating segments excluding intra-group amounts
Analysis of movements in policyholder liabilities and unallocated surplus
Total Beginning Balance	33,222	34,039
Policyholder liabilities on the consolidated statement of financial position, beginning balance	33,222	34,039
Reclassification of reinsured UK annuity contracts as held for sale	(12,002)
Premiums	165	174
Surrenders	(37)	(28)
Maturities/deaths	(981)	(1,002)
Net flows	(853)	(856)
Investment-related items and other movements	(249)	391
Total Ending Balance	20,118	33,574
Policyholder liabilities on the consolidated statement of financial position, ending balance	20,118	33,574
Average Policy liability	£ 26,670	£ 33,807